STOCK-BASED COMPENSATION (Details) - 2015 Stock Option Plan [Member] - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
Dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted-average volatility
Expected dividends
Expected term (in years)	5 years	5 years	5 years	5 years
Minimum [Member]
Expected Volatility	62.80%	70.10%	70.10%	59.00%
Risk-free rate	2.80%	2.30%	2.30%	2.17%
Maximum [Member]
Expected Volatility	65.20%	72.20%	72.20%	70.90%
Risk-free rate	2.90%	2.48%	2.36%	2.48%